Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Liabilities Arising from Financing Activities

The table below shows the changes in liabilities arising from financing activities.

	Group
	2018					2017
	Balance sheet line item					Balance sheet line item
	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m
At 1 January	42,633	3,793	2,281	—	48,707	50,346	4,303	1,785	—	56,434
Cash flows from financing activities	4,615	(277)	(290)	(1,318)	2,730	(7,081)	(52)	496	(1,000)	(7,637)
Cash flows from operating activities	(2,522)	69	—	—	(2,453)	115	254	—	—	369
Non-cash changes:
– Unrealised foreign exchange	1,371	149	—	—	1,520	(255)	(235)	—	—	(490)
– Other changes	595	(133)	—	1,318	1,780	(492)	(477)	—	1,000	31

At 31 December	46,692	3,601	1,991	—	52,284	42,633	3,793	2,281	—	48,707